CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure Of Detailed Information About Management Capital Explanatory
Capital, as defined above, is summarized in the following table:

	December 31, 2021	December 31, 2020

Equity	$461,348	$119,252
Convertible debentures (Note 8)	72,011	226,853
	533,359	346,105
Less: Cash	(201,804)	(74,022)

	$331,555	$272,083